EQUITY METHOD INVESTMENTS AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY METHOD INVESTMENTS AND VARIABLE INTEREST ENTITIES [Abstract]
Equity Method Investments
The following summarizes the total assets and liabilities as reflected in the Company's consolidated balance sheets as well as the Company's maximum exposure to loss related to ARO (in millions). Generally, the Company's maximum exposure to loss is limited to its 1) equity investment in the joint venture, 2) outstanding note receivable and 3) any amounts payable to the Company for services it provides to the joint venture, reduced by payables for services which the Company owes to ARO.

December 31, 2017
Total assets	$319.5
Total liabilities	10.8
Maximum exposure to loss	$308.7
Summarized financial information for ARO, as derived from ARO's financial statements, is as follows (in millions):

October 17, 2017 to
December 31, 2017
Revenue	$48.6
Direct operating costs (excluding items below)	22.2
Depreciation and amortization	12.9
Selling, general and administrative	6.1
Gain on disposals of property and equipment	(0.1)
Income from Operations	7.5
Interest expense	(4.2)
Provision for income taxes	1.6
Net Income	$1.7

Rowan's Equity in earnings from ARO	$0.9

Schedule of Related Party Transactions
Revenue and other amounts recognized related to these agreements and transactions is as follows (in millions):

October 17, 2017 to
December 31, 2017
Secondment Revenue - Jack-ups	$9.2
Transition Services Revenue - Unallocated	7.4
Sales of supplies	0.5
Total Revenue received from ARO	$17.1

Reimbursement of preparation costs (a)	$1.6
Equipment sales to ARO (b)	1.0
Total reimbursements from ARO	$2.6

(a) The reimbursement resulted in a reduction in expense of $1.3 million and a $0.3 million decrease to Prepaid expenses and other current assets. The entire $1.6 million is included in Receivable - trade and other for the amount to be reimbursed.

(b) There was no gain or loss recognized and $1.0 million is included in Receivable - trade and other for the $1.0 million purchase price.